Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000811161
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011

Clearwater Growth Fund
Investment Objective:
The Fund seeks long-term growth of capital.
Current income, to the extent income is produced by the stocks held by the Fund is a secondary objective.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Clearwater Growth Fund
Management Fees	0.45%
Other Expenses	none
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.47%

Example:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Clearwater Growth Fund	48	151	263	591

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio.)  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies:
The Fund uses a "multi-style, multi-manager" approach.  The Fund's adviser allocates portions of the Fund's assets among subadvisers who employ distinct investment styles.  The Fund currently has four subadvisers: Parametric Portfolio Associates ("Parametric"), Heartland Advisors, Inc. ("Heartland"), Knightsbridge Asset Management, LLC ("Knightsbridge"), and Osterweis Capital Management, LLC ("Osterweis").

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers who provide day-to-day management for the Fund.  The allocation among subadvisers will vary over time, but the current intent of the Fund's adviser is that under normal market conditions approximately 60% of the Fund's total assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund's three other subadvisers.

To the extent feasible, Parametric manages its portion of the Fund's assets so that its holdings generally match the holdings of the Russell® 1000 Index as closely as possible without requiring the Fund to realize taxable gains. The market capitalization of the companies included in the Russell 1000 Index as of May 31, 2010, was between  $1.3 billion and  $438 billion.  Heartland's strategy is to invest in a concentrated number (generally 40-60) of common stocks across capitalization levels, although generally those of entities with capitalizations in excess of  $500 million at the time of purchase.  Knightsbridge manages its portion of the Fund's assets by investing in a concentrated portfolio of equity securities (generally 15-25) across capitalization levels.  Osterweis invests its portion of the Fund's assets in common stocks of companies across capitalization levels that it deems to have attractive growth prospects but considers to be undervalued or otherwise out-of-favor in the market at the time of purchase.  The overall market capitalization of the Fund may cover all ranges.

Principal Risks of Investing in the Fund
Please remember that with any mutual fund investment you may lose money.  The principal risks of investing in the Fund include:

Active Management Risk
Certain subadvisers provide active management and as a result, the Fund's performance will reflect in part the adviser's or subadvisers' ability to make investment decisions that are suited to achieving the Fund's investment objective.  To the extent the Fund is actively managed, it could underperform other mutual funds with similar investment objectives.

Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another.  As a result, the Fund's exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser.  It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers.  In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results.  Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security's cost.  The multi-manager approach could increase the Fund's portfolio turnover rate which may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transactions costs.  The subadvisers selected may underperform the market generally or other subadvisers that could have been selected for the Fund.

Index Investing Risk
The Fund faces a risk of poor performance if the Russell 1000 Index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks or an adverse event negatively affects the price of one of the larger companies within the Russell 1000 Index.

Market Risk
The price of equity securities may fluctuate quickly and unpredictably.  Securities sometimes decline in value due to general market or economic conditions and/or real or perceived factors affecting specific industries or companies.  These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions.  Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and also generally are more volatile than fixed income markets. The value of an individual security may decline for any number of reasons related to the specific issuer.

Small- and Mid-Cap Stock Risk
Stocks of small- and mid-cap companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies.  Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general.  In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations and creating difficulties in selling the stocks at the desired time and price.

Investment Style Risk:

Value Risk
To the extent a Fund subadviser employs a value style strategy, that portion of the Fund's assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments.  With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.

Growth Risk
To the extent a Fund subadviser employs a growth style strategy, that portion of the Fund's assets is subject to the possibility that these stocks can have relatively high valuations.  Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.  Growth investing does not guarantee a profit or eliminate risk.  The stocks of these companies can have relatively high valuations.

Past Performance
The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund's benchmark, the Russell 1000 Index.   Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

[Graphic]
During the periods shown in the chart above, the highest and lowest quarterly returns were as follows: Highest: 16.3% in 2nd Quarter 2009 Lowest: -22.2% in 4th Quarter 2008
Clearwater Growth Fund Average Annual Total Returns (For the Periods Ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
Clearwater Growth Fund	14.37%	2.03%	1.33%
Clearwater Growth Fund Return After Taxes on Distributions	13.78%	1.71%	1.02%
Clearwater Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	9.34%	1.65%	1.03%
Clearwater Growth Fund Russell 1000 Index (reflects no deduction for expenses or taxes)	16.10%	2.59%	1.83%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Clearwater Growth Fund | Clearwater Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.47%
1 year	rr_ExpenseExampleYear01	48
3 years	rr_ExpenseExampleYear03	151
5 years	rr_ExpenseExampleYear05	263
10 years	rr_ExpenseExampleYear10	591
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.20%)
1 Year	rr_AverageAnnualReturnYear01	14.37%
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	1.33%
Clearwater Growth Fund | Clearwater Growth Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.78%
5 Years	rr_AverageAnnualReturnYear05	1.71%
10 Years	rr_AverageAnnualReturnYear10	1.02%
Clearwater Growth Fund | Clearwater Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.34%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	1.03%
Clearwater Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Clearwater Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income, to the extent income is produced by the stocks held by the Fund is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio.)  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses a "multi-style, multi-manager" approach.  The Fund's adviser allocates portions of the Fund's assets among subadvisers who employ distinct investment styles.  The Fund currently has four subadvisers: Parametric Portfolio Associates ("Parametric"), Heartland Advisors, Inc. ("Heartland"), Knightsbridge Asset Management, LLC ("Knightsbridge"), and Osterweis Capital Management, LLC ("Osterweis").

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers who provide day-to-day management for the Fund.  The allocation among subadvisers will vary over time, but the current intent of the Fund's adviser is that under normal market conditions approximately 60% of the Fund's total assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund's three other subadvisers.

To the extent feasible, Parametric manages its portion of the Fund's assets so that its holdings generally match the holdings of the Russell® 1000 Index as closely as possible without requiring the Fund to realize taxable gains. The market capitalization of the companies included in the Russell 1000 Index as of May 31, 2010, was between  $1.3 billion and  $438 billion.  Heartland's strategy is to invest in a concentrated number (generally 40-60) of common stocks across capitalization levels, although generally those of entities with capitalizations in excess of  $500 million at the time of purchase.  Knightsbridge manages its portion of the Fund's assets by investing in a concentrated portfolio of equity securities (generally 15-25) across capitalization levels.  Osterweis invests its portion of the Fund's assets in common stocks of companies across capitalization levels that it deems to have attractive growth prospects but considers to be undervalued or otherwise out-of-favor in the market at the time of purchase.  The overall market capitalization of the Fund may cover all ranges.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Please remember that with any mutual fund investment you may lose money.  The principal risks of investing in the Fund include:

Active Management Risk
Certain subadvisers provide active management and as a result, the Fund's performance will reflect in part the adviser's or subadvisers' ability to make investment decisions that are suited to achieving the Fund's investment objective.  To the extent the Fund is actively managed, it could underperform other mutual funds with similar investment objectives.

Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another.  As a result, the Fund's exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser.  It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers.  In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results.  Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security's cost.  The multi-manager approach could increase the Fund's portfolio turnover rate which may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transactions costs.  The subadvisers selected may underperform the market generally or other subadvisers that could have been selected for the Fund.

Index Investing Risk
The Fund faces a risk of poor performance if the Russell 1000 Index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks or an adverse event negatively affects the price of one of the larger companies within the Russell 1000 Index.

Market Risk
The price of equity securities may fluctuate quickly and unpredictably.  Securities sometimes decline in value due to general market or economic conditions and/or real or perceived factors affecting specific industries or companies.  These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions.  Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and also generally are more volatile than fixed income markets. The value of an individual security may decline for any number of reasons related to the specific issuer.

Small- and Mid-Cap Stock Risk
Stocks of small- and mid-cap companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies.  Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general.  In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations and creating difficulties in selling the stocks at the desired time and price.

Investment Style Risk:

Value Risk
To the extent a Fund subadviser employs a value style strategy, that portion of the Fund's assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments.  With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.

Growth Risk
To the extent a Fund subadviser employs a growth style strategy, that portion of the Fund's assets is subject to the possibility that these stocks can have relatively high valuations.  Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.  Growth investing does not guarantee a profit or eliminate risk.  The stocks of these companies can have relatively high valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each of the past 10 calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	[Graphic]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund's benchmark, the Russell 1000 Index.   Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above, the highest and lowest quarterly returns were as follows: Highest: 16.3% in 2nd Quarter 2009 Lowest: -22.2% in 4th Quarter 2008
Performance Table Heading	rr_PerformanceTableHeading	Clearwater Growth Fund Average Annual Total Returns (For the Periods Ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.

Clearwater Growth Fund | Russell 1000 Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%

Clearwater Small Cap Fund
Investment Objective:
The Fund seeks long-term growth of capital.
Current income is a secondary objective.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Clearwater Small Cap Fund
Management Fees	1.35%
Other Expenses	none
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	1.35%

Example:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Clearwater Small Cap Fund	137	428	739	1,624

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio.)  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies:

The Fund normally invests at least 80% of its assets in equity securities of small companies. The Fund defines "small companies" as issuers with market capitalizations no greater than the range of capitalizations of the companies included in the Russell 2000® Index at the time of investment. The market capitalization of the companies included in the Russell 2000 Index as of May 31, 2010, was between  $112 million and  $2.3 billion. The equity securities the Fund invests in consist primarily of exchange traded common and preferred stocks.  The Fund may also invest in a type of equity security called a convertible security to hedge sector volatility. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  The Fund may invest up to 20% of its assets in microcap securities, generally defined as securities with a market capitalization of at least  $78 million and under  $300 million.

CMC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers.  The Fund uses a "multi-style, multi-manager" approach.  The Fund's adviser allocates portions of the Fund's assets among subadvisers who employ distinct investment styles and who are responsible for the day to day management of the Fund.  The Fund currently has two subadvisers, Kennedy Capital Management ("Kennedy") and Keeley Asset Management ("Keeley").

Principal Risks of Investing in the Fund

Please remember that with any mutual fund investment you may lose money.  The principal risks of investing in the Fund include:

Active Management Risk

The Fund is actively managed and its performance therefore will reflect in part the ability of the subadviser to select securities and to make investment decisions that help to meet the Fund's investment objective.  The Fund could, therefore, under perform other mutual funds with similar investment objectives.

Market Risk

The price of equity securities may fluctuate quickly and unpredictably.  Securities sometimes decline in value due to general market or economic conditions and/or real or perceived factors affecting specific industries or companies.  These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions.  Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and also generally are more volatile than fixed income markets.

Small and Microcap Company Risk

Compared to large companies, small companies, and the market for their common stocks, are likely to be more sensitive to changes in the economy, corporate earnings and investor expectations and therefore may experience sharper swings in market value.  These securities may also be harder to sell at the times and prices that the Fund thinks are appropriate.  The risks of investing in small companies may be intensified when investing in microcap companies.

Convertible Securities Risk

Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Multi-Manager Risk

Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund's exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security's cost. The multi-manager approach could increase the Fund's portfolio turnover rate which may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under perform the market generally or other subadvisers that could have been selected for the Fund.

Past Performance

The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund's benchmark, the Russell 2000 Index.  Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

[Graphic]
During the periods shown in the chart above, the highest and lowest quarterly returns were as follows:

Highest:  25.1% in 4th quarter 2001, 2nd quarter 2003 and 2nd quarter 2009.
Lowest:  -27.4% in 4th quarter 2008

Clearwater Small Cap Fund Average Annual Total Returns (For the Periods Ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
Clearwater Small Cap Fund	29.95%	6.38%	11.24%
Clearwater Small Cap Fund Return After Taxes on Distributions	29.91%	4.51%	8.73%
Clearwater Small Cap Fund Return After Taxes on Distributions and Sale of Fund Shares	19.47%	4.39%	8.39%
Clearwater Small Cap Fund Russell 2000 Index (reflects no deduction for expenses or taxes)	26.86%	4.47%	6.33%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Clearwater Small Cap Fund | Clearwater Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.35%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.35%
1 year	rr_ExpenseExampleYear01	137
3 years	rr_ExpenseExampleYear03	428
5 years	rr_ExpenseExampleYear05	739
10 years	rr_ExpenseExampleYear10	1,624
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.40%)
1 Year	rr_AverageAnnualReturnYear01	29.95%
5 Years	rr_AverageAnnualReturnYear05	6.38%
10 Years	rr_AverageAnnualReturnYear10	11.24%
Clearwater Small Cap Fund | Clearwater Small Cap Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.91%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	8.73%
Clearwater Small Cap Fund | Clearwater Small Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.47%
5 Years	rr_AverageAnnualReturnYear05	4.39%
10 Years	rr_AverageAnnualReturnYear10	8.39%
Clearwater Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Clearwater Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio.)  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in equity securities of small companies. The Fund defines "small companies" as issuers with market capitalizations no greater than the range of capitalizations of the companies included in the Russell 2000® Index at the time of investment. The market capitalization of the companies included in the Russell 2000 Index as of May 31, 2010, was between  $112 million and  $2.3 billion. The equity securities the Fund invests in consist primarily of exchange traded common and preferred stocks.  The Fund may also invest in a type of equity security called a convertible security to hedge sector volatility. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  The Fund may invest up to 20% of its assets in microcap securities, generally defined as securities with a market capitalization of at least  $78 million and under  $300 million.

CMC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers.  The Fund uses a "multi-style, multi-manager" approach.  The Fund's adviser allocates portions of the Fund's assets among subadvisers who employ distinct investment styles and who are responsible for the day to day management of the Fund.  The Fund currently has two subadvisers, Kennedy Capital Management ("Kennedy") and Keeley Asset Management ("Keeley").

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money.  The principal risks of investing in the Fund include:

Active Management Risk

The Fund is actively managed and its performance therefore will reflect in part the ability of the subadviser to select securities and to make investment decisions that help to meet the Fund's investment objective.  The Fund could, therefore, under perform other mutual funds with similar investment objectives.

Market Risk

The price of equity securities may fluctuate quickly and unpredictably.  Securities sometimes decline in value due to general market or economic conditions and/or real or perceived factors affecting specific industries or companies.  These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions.  Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and also generally are more volatile than fixed income markets.

Small and Microcap Company Risk

Compared to large companies, small companies, and the market for their common stocks, are likely to be more sensitive to changes in the economy, corporate earnings and investor expectations and therefore may experience sharper swings in market value.  These securities may also be harder to sell at the times and prices that the Fund thinks are appropriate.  The risks of investing in small companies may be intensified when investing in microcap companies.

Convertible Securities Risk

Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Multi-Manager Risk

Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund's exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security's cost. The multi-manager approach could increase the Fund's portfolio turnover rate which may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under perform the market generally or other subadvisers that could have been selected for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each of the past 10 calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	[Graphic]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund's benchmark, the Russell 2000 Index.  Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart above, the highest and lowest quarterly returns were as follows:

Highest:  25.1% in 4th quarter 2001, 2nd quarter 2003 and 2nd quarter 2009.
Lowest:  -27.4% in 4th quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Clearwater Small Cap Fund Average Annual Total Returns (For the Periods Ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.

Clearwater Small Cap Fund | Russell 2000 Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Q4 2001 [Member] | Clearwater Small Cap Fund | Clearwater Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.10%
Q2 2003 [Member] | Clearwater Small Cap Fund | Clearwater Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.10%
Q2 2009 [Member] | Clearwater Small Cap Fund | Clearwater Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.10%

Clearwater Tax-Exempt Bond Fund
Investment Objective:
The Fund seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Clearwater Tax-Exempt Bond Fund
Management Fees	0.60%
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.61%

Example:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Clearwater Tax-Exempt Bond Fund	62	195	340	762

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio.)  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests at least 80% of its assets in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in bonds that generate interest income subject to federal alternative minimum tax for individuals.  All exempt interest income may increase certain corporate shareholders' alternative minimum tax.

The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality.

The Fund primarily invests in bonds rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the Fund's subadviser.  However, the Fund may invest up to 30% of its assets in bonds rated below investment grade (rated below Baa3 by Moody's Investors Service, Inc. ("Moody's") and BBB- by Standard and Poor's Corporation ("S&P"), commonly referred to as "junk" bonds) or determined to be of comparable quality by the subadviser. The Fund may not invest in bonds rated at the time of purchase lower than B3 by Moody's or B- by S&P or Fitch Ratings. The subadviser attempts to maintain an average effective duration for the portfolio of approximately three to eight years.  Duration is a measure of the sensitivity of the price of a fixed-income security to changes in interest rates and is expressed as a number of years.  A longer duration generally means the price is more sensitive to changes in interest rates.

CMC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Sit Fixed Income Advisers II, LLC ("Sit"), which provides day to day management for the Fund.

Principal Risks of Investing in the Fund

Please remember that with any mutual fund investment you may lose money.  The principal risks of investing in the Fund include:

Active Management Risk

The Fund is actively managed and its performance therefore will reflect in part the ability of the subadviser to select securities and to make investment decisions that help to meet the Fund's investment objective.  The Fund could, therefore, under perform other mutual funds with similar investment objectives.

Market Risk

The price of fixed income securities may fluctuate quickly and unpredictably.  Securities sometimes decline in value due to general market or economic conditions.  These factors may include government economic outlooks, changes in interest rates, investor sentiment, or changes in government or tax policy.

Credit Risk

The Fund could lose money if the issuers or guarantors of securities owned by the Fund default on the payment of principal or interest, or on other obligations to the Fund.  The revenue bonds in which the Fund invests may entail greater credit risk than the Fund's investments in general obligation bonds. Municipal bonds are subject to the risk that political events, local business or economic conditions could have a significant effect on an issuer's ability to make payments of principal and/or interest.  The value of the Fund may also be adversely affected by future changes in federal or state income tax laws.

Interest Rate Risk

Interest rate risk is the risk that a fixed income security will lose value because of changes in interest rates.  An increase in interest rates may lower the Fund's value and the overall return on your investment.   The Fund is also subject to call or prepayment risk when, generally as a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying securities owned by the Fund.

High-Yield Debt Securities Risk

Investments in high-yield debt securities (sometimes called "junk" bonds) are sometimes considered speculative as they present a greater risk of loss than higher quality debt securities. Such securities may, under certain circumstances, be less liquid than higher rated debt securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Please note that the Clearwater Tax-Exempt Bond Fund is not a suitable investment for tax-deferred accounts.

Past Performance
The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each of the past 10 calendar years. The total return table illustrates some of  the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund's benchmark, the Barclay's 5 Year Municipal Bond Index.  Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

[Graphic]
During the periods shown in the chart above, the highest and lowest quarterly returns were as follows: Highest: 8.7% in 3rd Quarter 2009 Lowest: -7.5% in 4th Quarter 2008
Clearwater Tax-Exempt Bond Fund Average Annual Total Returns (For the Periods Ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
Clearwater Tax-Exempt Bond Fund	2.96%	3.01%	4.08%
Clearwater Tax-Exempt Bond Fund Return After Taxes on Distributions	2.96%	3.00%	3.99%
Clearwater Tax-Exempt Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	3.75%	3.28%	4.16%
Clearwater Tax-Exempt Bond Fund Barclay's 5 Year Municipal Bond Index (reflects no deduction for expenses or taxes)	3.39%	5.00%	4.81%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Clearwater Tax-Exempt Bond Fund | Clearwater Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	762
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.50%)
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Clearwater Tax-Exempt Bond Fund | Clearwater Tax-Exempt Bond Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Clearwater Tax-Exempt Bond Fund | Clearwater Tax-Exempt Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	4.16%
Clearwater Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Clearwater Tax-Exempt Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio.)  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in bonds that generate interest income subject to federal alternative minimum tax for individuals.  All exempt interest income may increase certain corporate shareholders' alternative minimum tax.

The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality.

The Fund primarily invests in bonds rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the Fund's subadviser.  However, the Fund may invest up to 30% of its assets in bonds rated below investment grade (rated below Baa3 by Moody's Investors Service, Inc. ("Moody's") and BBB- by Standard and Poor's Corporation ("S&P"), commonly referred to as "junk" bonds) or determined to be of comparable quality by the subadviser. The Fund may not invest in bonds rated at the time of purchase lower than B3 by Moody's or B- by S&P or Fitch Ratings. The subadviser attempts to maintain an average effective duration for the portfolio of approximately three to eight years.  Duration is a measure of the sensitivity of the price of a fixed-income security to changes in interest rates and is expressed as a number of years.  A longer duration generally means the price is more sensitive to changes in interest rates.

CMC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Sit Fixed Income Advisers II, LLC ("Sit"), which provides day to day management for the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money.  The principal risks of investing in the Fund include:

Active Management Risk

The Fund is actively managed and its performance therefore will reflect in part the ability of the subadviser to select securities and to make investment decisions that help to meet the Fund's investment objective.  The Fund could, therefore, under perform other mutual funds with similar investment objectives.

Market Risk

The price of fixed income securities may fluctuate quickly and unpredictably.  Securities sometimes decline in value due to general market or economic conditions.  These factors may include government economic outlooks, changes in interest rates, investor sentiment, or changes in government or tax policy.

Credit Risk

The Fund could lose money if the issuers or guarantors of securities owned by the Fund default on the payment of principal or interest, or on other obligations to the Fund.  The revenue bonds in which the Fund invests may entail greater credit risk than the Fund's investments in general obligation bonds. Municipal bonds are subject to the risk that political events, local business or economic conditions could have a significant effect on an issuer's ability to make payments of principal and/or interest.  The value of the Fund may also be adversely affected by future changes in federal or state income tax laws.

Interest Rate Risk

Interest rate risk is the risk that a fixed income security will lose value because of changes in interest rates.  An increase in interest rates may lower the Fund's value and the overall return on your investment.   The Fund is also subject to call or prepayment risk when, generally as a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying securities owned by the Fund.

High-Yield Debt Securities Risk

Investments in high-yield debt securities (sometimes called "junk" bonds) are sometimes considered speculative as they present a greater risk of loss than higher quality debt securities. Such securities may, under certain circumstances, be less liquid than higher rated debt securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Please note that the Clearwater Tax-Exempt Bond Fund is not a suitable investment for tax-deferred accounts.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each of the past 10 calendar years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	[Graphic]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each of the past 10 calendar years. The total return table illustrates some of  the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund's benchmark, the Barclay's 5 Year Municipal Bond Index.  Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above, the highest and lowest quarterly returns were as follows: Highest: 8.7% in 3rd Quarter 2009 Lowest: -7.5% in 4th Quarter 2008
Performance Table Heading	rr_PerformanceTableHeading	Clearwater Tax-Exempt Bond Fund Average Annual Total Returns (For the Periods Ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.

Clearwater Tax-Exempt Bond Fund | Barclay's 5 Year Municipal Bond Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.39%
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	4.81%

Clearwater International Fund
Investment Objective:
The Clearwater International Fund ("the Fund") seeks long-term growth of capital.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CLEARWATER INTERNATIONAL FUND
Management Fees	1.00%
Other Expenses	none
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	1.00%

Example:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
CLEARWATER INTERNATIONAL FUND	102	318	552	1,225

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio.)  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year the Fund's portfolio turnover was 31% of the average value of its portfolio.

Principal Investment Strategies
Under normal market circumstances, the Fund intends to invest at least 80% of the value of its net assets in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States.  Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts and exchange-traded funds and other investment companies.  The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size.  The Fund does not currently intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers.

In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts.  The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks.  The Fund does not currently intend to invest in foreign currency exchange contracts options, futures contracts, or options on futures contracts for speculative purposes.

CMC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers. The Fund uses a "multi-style, multi-manager" approach.  The Fund's adviser allocates portions of the Fund's assets among subadvisers who employ distinct investment styles and who are responsible for the day to day management of the Fund.  The Fund currently has four subadvisers, Parametric Portfolio Associates ("Parametric"), AXA Rosenberg Investment Management LLC ("AXA Rosenberg") Artisan Partners Limited Partnership ("Artisan Partners"), and Eagle Global Advisors, LLC ("Eagle").

The allocation among subadvisers will vary over time, but the current intent of the Fund's adviser is that under normal market conditions approximately 40%-80% of the Fund's assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund's three other subadvisers.  Parametric manages its portion of the Fund's assets in a passive management strategy so that to the extent feasible its portion of the Fund's holdings matches the holdings of the MSCI World Ex USA Index (net) as closely as possible.  Parametric does not intend that the portion of the Fund's assets it manages will be invested in all the components of the MSCI World Ex USA Index (net) at any given time.  The MSCI World Ex USA Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex USA Index (net) consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The portion of the Fund's portfolio allocated to AXA Rosenberg is invested primarily in equity securities of small- and mid-cap companies that are traded principally in markets outside the United States. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the S&P Developed BMI ex US  $2 to  $10 Billion Index. The S&P Developed BMI ex US  $2 to  $10 Billion Index is a float adjusted, market capitalization weighted index of 25 developed countries whose constituent companies have a market capitalization between  $2 and  $10 billion. Artisan Partners seeks to build a diversified portfolio of non-U.S. stocks of all sizes that it believes to be undervalued.  Eagle manages its portion of the Fund's assets in large-cap securities (companies with capitalizations of at least  $2 billion). Overall, the Fund may be invested across all capitalization levels.

Principal Risks of Investing in the Fund

Please remember that with any mutual fund investment you may lose money.  The principal risks of investing in the Fund include:

Active Management Risk

The Fund's overall allocation to subadvisers is actively managed and certain subadvisers also provide active management and as a result its performance will reflect in part the adviser's or the subadviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.  To the extent it is actively managed, the Fund could under perform other mutual funds with similar investment objectives.

Index Investing Risk

Because a portion of the Fund is managed so that its holdings match those of a certain market index, the Fund faces a risk of poor performance, if:

·	The MSCI World Ex USA Index (net) declines generally or performs poorly relative to other indexes or individual stocks.
·	The stocks of companies which comprise the MSCI World Ex USA Index (net) fall out of favor with investors.
·	An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the MSCI World Ex USA Index (net).

Multi-Manager Risk

Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund's exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security's cost. The multi-manager approach could increase the Fund's portfolio turnover rate which may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under perform the market generally or other subadvisers that could have been selected for the Fund.

Equity securities risk

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Foreign securities market risk

The Fund is also subject to the risk that international equity securities may under perform other segments of the equity markets or the equity markets as a whole.   Securities of companies traded in some countries outside of the U.S., particularly in emerging markets, may be subject to further risks due to the inexperience of local investment professionals and financial institutions.  Additionally, foreign stock exchanges may be subject to less regulation, and there may be delays in the settlement of foreign stock exchange transactions.

Emerging markets risk

The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Currency risk

Because the foreign securities in which the Fund invests, except for American Depositary Receipts, generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.  A strong U.S. dollar relative to those other currencies will adversely affect the value of the Fund.

Information risk

Non-U.S. companies may not be subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements applicable to U.S. companies.  As a result, less information may be available to investors concerning non-U.S. investors.

Investment restriction risk

Some countries restrict foreign investments in their securities markets.  In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

Political and economic risks

International investing subjects investors to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, limits on removal of currency or other assets, and nationalization of assets.

Foreign currency hedging transaction risk

In order to hedge against adverse movements in currency exchange rates, the Fund may enter into forward foreign currency exchange contracts.  If the adviser's or subadviser's forecast of exchange rate movements is incorrect, the Fund may realize losses on its foreign currency transactions.  Additionally, the Fund's hedging transactions may prevent the Fund from realizing the benefits of a favorable change in the value of foreign currencies.

Futures and options risk

Futures investing may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Due to fluctuations in the price of a security or future underlying an option, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Small- and mid-cap stock risk

To the extent a Fund subadviser invests in stocks of small-and mid-cap companies, that portion of the Fund's assets will be subject to additional risks.  Stocks of small- and mid-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and mid-cap companies at the desired time and price.

Exchange-traded fund ("ETF") and underlying investment company risk

The risks of owning an ETF or other investment company generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF or investment company could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs and underlying investment companies purchased or sold by the Fund could result in losses on the Fund's investment. ETFs and other investment companies also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Past Performance:
The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each calendar year since inception.  The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund's benchmark the MSCI World Ex USA Index.  Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

[Graphic]
During the periods shown in the chart above, the highest and lowest quarterly returns were as follows: Highest: 16.0% in 3rd Quarter 2010 Lowest: -13.0% in 2nd Quarter 2010
Clearwater International Fund Average Annual Total Returns (For the Periods Ended December 31, 2010)
Average Annual Total Returns	1 Year	Annualized Since Inception	Inception Date
CLEARWATER INTERNATIONAL FUND	11.40%	24.17%	Feb 5, 2009
CLEARWATER INTERNATIONAL FUND Return After Taxes on Distributions	10.63%	23.06%	Feb 5, 2009
CLEARWATER INTERNATIONAL FUND Return After Taxes on Distributions and Sale of Fund Shares	7.51%	20.16%	Feb 5, 2009
CLEARWATER INTERNATIONAL FUND MSCI World Ex USA Index (net)(reflects no deduction for expenses or taxes)	8.95%	27.65%	Feb 5, 2009

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
CLEARWATER INTERNATIONAL FUND | CLEARWATER INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	1,225
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.00%)
1 Year	rr_AverageAnnualReturnYear01	11.40%
Since Inception	rr_AverageAnnualReturnSinceInception	24.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
CLEARWATER INTERNATIONAL FUND | CLEARWATER INTERNATIONAL FUND | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.63%
Since Inception	rr_AverageAnnualReturnSinceInception	23.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
CLEARWATER INTERNATIONAL FUND | CLEARWATER INTERNATIONAL FUND | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception	20.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009
CLEARWATER INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Clearwater International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Clearwater International Fund ("the Fund") seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio.)  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year the Fund's portfolio turnover was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market circumstances, the Fund intends to invest at least 80% of the value of its net assets in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States.  Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts and exchange-traded funds and other investment companies.  The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size.  The Fund does not currently intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers.

In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts.  The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks.  The Fund does not currently intend to invest in foreign currency exchange contracts options, futures contracts, or options on futures contracts for speculative purposes.

CMC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers. The Fund uses a "multi-style, multi-manager" approach.  The Fund's adviser allocates portions of the Fund's assets among subadvisers who employ distinct investment styles and who are responsible for the day to day management of the Fund.  The Fund currently has four subadvisers, Parametric Portfolio Associates ("Parametric"), AXA Rosenberg Investment Management LLC ("AXA Rosenberg") Artisan Partners Limited Partnership ("Artisan Partners"), and Eagle Global Advisors, LLC ("Eagle").

The allocation among subadvisers will vary over time, but the current intent of the Fund's adviser is that under normal market conditions approximately 40%-80% of the Fund's assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund's three other subadvisers.  Parametric manages its portion of the Fund's assets in a passive management strategy so that to the extent feasible its portion of the Fund's holdings matches the holdings of the MSCI World Ex USA Index (net) as closely as possible.  Parametric does not intend that the portion of the Fund's assets it manages will be invested in all the components of the MSCI World Ex USA Index (net) at any given time.  The MSCI World Ex USA Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex USA Index (net) consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The portion of the Fund's portfolio allocated to AXA Rosenberg is invested primarily in equity securities of small- and mid-cap companies that are traded principally in markets outside the United States. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the S&P Developed BMI ex US  $2 to  $10 Billion Index. The S&P Developed BMI ex US  $2 to  $10 Billion Index is a float adjusted, market capitalization weighted index of 25 developed countries whose constituent companies have a market capitalization between  $2 and  $10 billion. Artisan Partners seeks to build a diversified portfolio of non-U.S. stocks of all sizes that it believes to be undervalued.  Eagle manages its portion of the Fund's assets in large-cap securities (companies with capitalizations of at least  $2 billion). Overall, the Fund may be invested across all capitalization levels.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money.  The principal risks of investing in the Fund include:

Active Management Risk

The Fund's overall allocation to subadvisers is actively managed and certain subadvisers also provide active management and as a result its performance will reflect in part the adviser's or the subadviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.  To the extent it is actively managed, the Fund could under perform other mutual funds with similar investment objectives.

Index Investing Risk

Because a portion of the Fund is managed so that its holdings match those of a certain market index, the Fund faces a risk of poor performance, if:

·	The MSCI World Ex USA Index (net) declines generally or performs poorly relative to other indexes or individual stocks.
·	The stocks of companies which comprise the MSCI World Ex USA Index (net) fall out of favor with investors.
·	An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the MSCI World Ex USA Index (net).

Multi-Manager Risk

Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund's exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security's cost. The multi-manager approach could increase the Fund's portfolio turnover rate which may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under perform the market generally or other subadvisers that could have been selected for the Fund.

Equity securities risk

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Foreign securities market risk

The Fund is also subject to the risk that international equity securities may under perform other segments of the equity markets or the equity markets as a whole.   Securities of companies traded in some countries outside of the U.S., particularly in emerging markets, may be subject to further risks due to the inexperience of local investment professionals and financial institutions.  Additionally, foreign stock exchanges may be subject to less regulation, and there may be delays in the settlement of foreign stock exchange transactions.

Emerging markets risk

The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Currency risk

Because the foreign securities in which the Fund invests, except for American Depositary Receipts, generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.  A strong U.S. dollar relative to those other currencies will adversely affect the value of the Fund.

Information risk

Non-U.S. companies may not be subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements applicable to U.S. companies.  As a result, less information may be available to investors concerning non-U.S. investors.

Investment restriction risk

Some countries restrict foreign investments in their securities markets.  In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

Political and economic risks

International investing subjects investors to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, limits on removal of currency or other assets, and nationalization of assets.

Foreign currency hedging transaction risk

In order to hedge against adverse movements in currency exchange rates, the Fund may enter into forward foreign currency exchange contracts.  If the adviser's or subadviser's forecast of exchange rate movements is incorrect, the Fund may realize losses on its foreign currency transactions.  Additionally, the Fund's hedging transactions may prevent the Fund from realizing the benefits of a favorable change in the value of foreign currencies.

Futures and options risk

Futures investing may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Due to fluctuations in the price of a security or future underlying an option, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Small- and mid-cap stock risk

To the extent a Fund subadviser invests in stocks of small-and mid-cap companies, that portion of the Fund's assets will be subject to additional risks.  Stocks of small- and mid-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and mid-cap companies at the desired time and price.

Exchange-traded fund ("ETF") and underlying investment company risk

The risks of owning an ETF or other investment company generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF or investment company could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs and underlying investment companies purchased or sold by the Fund could result in losses on the Fund's investment. ETFs and other investment companies also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance:
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each calendar year since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	[Graphic]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each calendar year since inception.  The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund's benchmark the MSCI World Ex USA Index.  Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above, the highest and lowest quarterly returns were as follows: Highest: 16.0% in 3rd Quarter 2010 Lowest: -13.0% in 2nd Quarter 2010
Performance Table Heading	rr_PerformanceTableHeading	Clearwater International Fund Average Annual Total Returns (For the Periods Ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. A
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.

CLEARWATER INTERNATIONAL FUND | MSCI World Ex USA Index (net)(reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	27.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2011